Note 24 Provisions Breakdown By Concepts (Details) - EUR (€) € in Millions		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Provisions breakdown by concepts [Line Items]
Provisions for employee benefits		€ 2,632	[1]	€ 3,576	[1]	€ 4,272	[1]	€ 4,631
Other long term employee benefits	[2]	466		632		49
Legal proceedings provision		685		623		612
Provisions For Commitments and Contingent Risks		770		691		728
Other provisions	[3]	380		366		479
Provisions		€ 4,933		€ 5,889		€ 6,141

[1]	(1) The variation is mainly due to the lower valuation of defined benefit commitments after the interest rate hike in Spain and benefit payments.
[2]	(2) The variation is mainly explained by the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A. in 2021.
[3]	(3) Individually non-significant provisions, for various concepts and corresponding to different geographical areas.